TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on income (tax benefit):
Current	$ 3,003	$ 2,162	$ 1,485
Deferred	(931)	(467)	(1,607)
Total taxes on income	2,072	1,695	(122)
Taxes on income (tax benefit):
Domestic	1,460	893	407
Foreign	612	802	(529)
Total taxes on income	$ 2,072	$ 1,695	$ (122)